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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

London Pacific Advisors
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1755 Creekside Oaks Drive, Suite 290, Sacramento, CA 95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer               (916) 561-2434
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Sacramento, CA        January 18, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        97

Form 13F Information Table Value Total: $  82,515
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------


                             London Pacific Advisors
                                    FORM 13F
                             LPA Managed Portfolios
                                December 31, 2001

                                                                                                              Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of Class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Hldg NV ADR           COM              000937102     1632 100259.000SH      SOLE                                 100259.000
AOL Time Warner Inc            COM              00184A105     1519 47329.268SH       SOLE                                  47329.268
Alcoa Inc                      COM              013817101     2384 67060.340SH       SOLE                                  67060.340
American Exp Corp              COM              025816109     1798 50364.290SH       SOLE                                  50364.290
American Home Products         COM              026609107      313 5101.000 SH       SOLE                                   5101.000
American Power Conversion      COM              029066107      268 18523.000SH       SOLE                                  18523.000
Anheuser Busch                 COM              035229103      358 7927.000 SH       SOLE                                   7927.000
Apollo Group Inc Cl A          COM              037604105      366 8125.003 SH       SOLE                                   8125.003
Apple Computer Inc             COM              037833100      390 17830.000SH       SOLE                                  17830.000
Applera Corp Applied Biosystem COM              038020103     2056 52359.847SH       SOLE                                  52359.847
Astrazeneca                    COM              046353108      309 6626.000 SH       SOLE                                   6626.000
Atlantic Coast Airlines Hldgs. COM              048396105      306 13130.000SH       SOLE                                  13130.000
BJs Wholesale Club Inc         COM              05548J106      249 5653.000 SH       SOLE                                   5653.000
Banc One                       COM              059438101      324 8299.000 SH       SOLE                                   8299.000
Bank of America Corp           COM              060505104      433 6886.000 SH       SOLE                                   6886.000
Bank of New York Inc           COM              064057102     1747 42821.460SH       SOLE                                  42821.460
Biogen Inc                     COM              090597105      254 4433.000 SH       SOLE                                   4433.000
Bristol Myers Squibb           COM              110122108     1768 34669.394SH       SOLE                                  34669.394
Capital One Finl Corp          COM              14040H105      300 5563.051 SH       SOLE                                   5563.051
Caterpillar Inc                COM              149123101      344 6590.357 SH       SOLE                                   6590.357
Cemex SA Spons ADR             COM              151290889      293 11850.000SH       SOLE                                  11850.000
Citigroup                      COM              172967101     2458 48701.629SH       SOLE                                  48701.629
City Natl Corp                 COM              178566105      361 7702.608 SH       SOLE                                   7702.608
Conoco Inc.                    COM              208251504      271 9585.000 SH       SOLE                                   9585.000
Corning Inc                    COM              219350105     1065 119418.594SH      SOLE                                 119418.594
Costco Co Inc                  COM              22160Q102     2671 60191.000SH       SOLE                                  60191.000
Dave & Busters, Inc.           COM              23833n104      141 22480.000SH       SOLE                                  22480.000
Dell Computer Corp             COM              247025109     1940 71372.000SH       SOLE                                  71372.000
Diageo Plc Spons Adr New       COM              25243Q205      286 6191.000 SH       SOLE                                   6191.000
Dow Chemical Co                COM              260543103      295 8730.000 SH       SOLE                                   8730.000
Drexler Technology             COM              261876102      456 19183.000SH       SOLE                                  19183.000
Duke Energy Corp               COM              264399106      255 6485.000 SH       SOLE                                   6485.000
Ericsson L M Tel Co ADR Cl B   COM              294821400      206 39490.000SH       SOLE                                  39490.000
Estee Lauder                   COM              518439104     1674 52219.828SH       SOLE                                  52219.828
Exxon Mobil Corp               COM              30231G102     1975 50255.894SH       SOLE                                  50255.894
FYI Inc.                       COM              302712104      282 8425.000 SH       SOLE                                   8425.000
Fleet Boston Finl Corp         COM              339030108      275 7544.000 SH       SOLE                                   7544.000
Flextronics Intl LTD Ord       COM              Y2573F102      311 12956.000SH       SOLE                                  12956.000
Gehl Co                        COM              368483103      273 18329.000SH       SOLE                                  18329.000
General Electric Co            COM              369604103      447 11152.000SH       SOLE                                  11152.000
General Motors Corp            COM              370442105      224 4613.000 SH       SOLE                                   4613.000
H J Heinz Co                   COM              423074103      283 6877.000 SH       SOLE                                   6877.000
HSBC Hldgs Plc Spons ADR       COM              404280406     1670 27966.000SH       SOLE                                  27966.000
Imaging Diagnostic Sys Com     COM                              15 37000.000SH       SOLE                                  37000.000
Ims Health                     COM              449934108      272 13927.198SH       SOLE                                  13927.198
Intel Corp                     COM              458140100     2370 75373.430SH       SOLE                                  75373.430
JP Morgan Chase & Co           COM              46625H100      245 6727.317 SH       SOLE                                   6727.317
Koninklijke Ahold NV           COM              500467303     2156 73367.000SH       SOLE                                  73367.000
Martin Marietta Materials      COM              573284106      288 6172.477 SH       SOLE                                   6172.477
Maytag Corp                    COM              578592107      249 8011.366 SH       SOLE                                   8011.366
McCormick & Co Inc Non-Vote    COM              579780206      331 7885.683 SH       SOLE                                   7885.683
Mcgraw-Hill Co Inc             COM              580645109      327 5370.000 SH       SOLE                                   5370.000
Mellon Bank Corp               COM              585509102      317 8417.000 SH       SOLE                                   8417.000
Merck & Co Inc                 COM              589331107     1603 27261.147SH       SOLE                                  27261.147
Mercury Interactive Corp       COM              589405109      273 8038.000 SH       SOLE                                   8038.000
Merrill Lynch Company Inc      COM              590188108      413 7919.000 SH       SOLE                                   7919.000
Microsoft Corp                 COM              594918104     2023 30534.000SH       SOLE                                  30534.000
Minnesota Mng & Mfg Co         COM              604059105      273 2307.000 SH       SOLE                                   2307.000
Morgan Stanley Dean Witter     COM              617446448     1506 26921.544SH       SOLE                                  26921.544
Nestle S A Spons Adr           COM              641069406     2378 44662.000SH       SOLE                                  44662.000
NetBank Inc.                   COM              640933107      234 22355.000SH       SOLE                                  22355.000
Nokia Corp Adr                 COM              654902204     1926 78501.533SH       SOLE                                  78501.533
Oracle Corp                    COM              68389X105     1250 90478.000SH       SOLE                                  90478.000
Oxford Health Plans            COM              691471106      398 13217.000SH       SOLE                                  13217.000
Pfizer Inc                     COM              717081103     4016 100772.151SH      SOLE                                 100772.151
Platforms Wireless             COM              72765a101        2 16900.000SH       SOLE                                  16900.000
Ppg Industries                 COM              693506107      306 5911.000 SH       SOLE                                   5911.000
Procter & Gamble               COM              742718109     2396 30280.828SH       SOLE                                  30280.828
Progress Software              COM              743312100      354 20511.000SH       SOLE                                  20511.000
Regions Financial Corp         COM              758940100      315 10515.000SH       SOLE                                  10515.000
Repsol Sa Ads                  COM              76026T205      235 16155.000SH       SOLE                                  16155.000
Rio Tinto Plc Spons Adr        COM              767204100      325 4151.000 SH       SOLE                                   4151.000
S&P Dep Rec Unit Ser 1         COM              78462F103      218 1905.347 SH       SOLE                                   1905.347
Siebel Systems, Inc            COM              826170102     2630 94012.000SH       SOLE                                  94012.000
Siemens AG - Unsponsored ADR   COM              826197402     2128 32494.001SH       SOLE                                  32494.001
Sony Corp Adr                  COM              835699307     1483 32873.146SH       SOLE                                  32873.146
Sungard Data Sys Inc           COM              867363103      333 11509.000SH       SOLE                                  11509.000
Synopsys Inc                   COM              871607107      350 5932.000 SH       SOLE                                   5932.000
T Rowe Price Group             COM              74144T108      297 8540.470 SH       SOLE                                   8540.470
Telecom New Zealand Adr        COM              879278208      198 11800.000SH       SOLE                                  11800.000
Telefonos De Mexico Sa Cv Adr  COM              879403780      212 6055.000 SH       SOLE                                   6055.000
Tiffany & Co                   COM              886547108      287 9120.162 SH       SOLE                                   9120.162
Transwitch Corp                COM                             206 45785.000SH       SOLE                                  45785.000
Varco International            COM              922126107      273 18240.001SH       SOLE                                  18240.001
Verizon Communications         COM              92343v104      243 5130.000 SH       SOLE                                   5130.000
Visx Intl                      COM              92844s105      185 13941.000SH       SOLE                                  13941.000
Vivendi Universal              COM              92851S204     1698 31571.000SH       SOLE                                  31571.000
Vodafone Grp Plc Adr           COM              92857T107     1779 69273.000SH       SOLE                                  69273.000
Wal-Mart Stores                COM              931142103     2129 36993.797SH       SOLE                                  36993.797
WorldCom Inc-WorldCom Group    COM              98157d106     1663 118084.000SH      SOLE                                 118084.000
XL Capital Ltd                 COM              G98255105      338 3700.000 SH       SOLE                                   3700.000
iShares MSCI EAFE              COM              464287465      335 2805.000 SH       SOLE                                   2805.000
iShares Russell 1000 Growth In COM              464287614      916 17975.000SH       SOLE                                  17975.000
iShares Russell 1000 Value Ind COM                             335 6045.000 SH       SOLE                                   6045.000
iShares Russell 2000 Index     COM              464287655     1055 10952.834SH       SOLE                                  10952.834
iShares Russell 3000 Index     COM              464287689      403 6345.000 SH       SOLE                                   6345.000
iShares S&P 500 Index          COM                             795 6950.000 SH       SOLE                                   6950.000
REPORT SUMMARY                 97 DATA RECORDS               82515           0        OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

The information contained in this report should not be used for tax purposes. The cost basis should be independently verified.